INCOME TAX PROVISION (Tables)	12 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS

The effects of temporary differences that gave rise to significant portions of deferred tax assets at June 30, 2021 and 2020 are approximately as follows:

	June 30, 2021	June 30, 2020
Net Operating Loss Carryforward	$32,780,235	$29,301,198
Above multiplied by tax rate of	21%	21%
Gross Deferred Tax Assets	6,883,849	6,153,251
Less Valuation Allowance	(6,883,849)	(6,153,251)
Total Deferred Tax Assets – Net	$-	$-

SCHEDULE OF RECONCILIATION OF INCOME TAXES

A reconciliation of income taxes computed at the statutory rate to the income tax amount recorded is as follows:

	Year ended June 30
	2021	2020
Income tax expense (benefit) at statutory rate	$(730,598)	$(2,255,469)
Tax Cuts and Job Act Impact	-	-
Decrease in valuation allowance	730,598	2,255,469
Income tax expense	$-	$-